SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010 M	Dec. 31, 2009 M
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of variable interest entities in which entity is primary beneficiary	1
Match
Deferred revenue
Deferred revenue	$ 94.9	$ 57.4
Match | Minimum
Deferred revenue
Revenue recognition period (in months)	1
Match | Maximum
Deferred revenue
Revenue recognition period (in months)	6
Local
Deferred revenue
Revenue recognition period (in months)	24	24	36
Deferred revenue	$ 3.8	$ 5.0